UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Chairman, CEO and Co-CIO Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2015

DATE OF REPORTING PERIOD: January 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (58.1%)
	Consumer Discretionary (11.3%)
1,678,000	Altice, SA^* 7.750%, 05/15/22	$1,735,681
373,000	Brunswick Corp.*µ 4.625%, 05/15/21	370,902
3,300,000	Century Communities, Inc.*µ 6.875%, 05/15/22	3,221,625
2,237,000	Chrysler Group, LLCµ 8.000%, 06/15/19	2,362,831
1,165,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	1,175,194
6,369,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	7,133,280
5,637,000	Dana Holding Corp.^µ 6.750%, 02/15/21	6,021,021
6,058,000	DISH DBS Corp.µ 7.875%, 09/01/19	6,879,616
4,567,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	4,735,408
1,678,000	GameStop Corp.^* 5.500%, 10/01/19	1,710,511
3,226,000	Golden Nugget Escrow, Inc.^*µ 8.500%, 12/01/21	3,221,967
969,000	Goodyear Tire & Rubber Company^µ 8.250%, 08/15/20	1,035,619
5,126,000	Hasbro, Inc.^µ 6.600%, 07/15/28	6,163,631
4,940,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	5,449,437
	L Brands, Inc.µ
2,796,000	7.600%, 07/15/37	3,150,742
1,118,000	5.625%, 02/15/22	1,214,428
806,000	6.950%, 03/01/33	871,488
1,533,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	1,700,672
	Meritage Homes Corp.µ
3,822,000	7.150%, 04/15/20	4,082,374
2,037,000	7.000%, 04/01/22	2,147,762
1,957,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	1,980,239
	Neiman Marcus Group Ltd., LLC^*
694,000	8.750%, 10/15/21	728,266
555,000	8.000%, 10/15/21	576,159
3,034,000	Netflix, Inc.µ 5.375%, 02/01/21	3,143,982
3,169,000	Numericable Group, SA*µ 6.000%, 05/15/22	3,244,264
2,880,000	Outerwall, Inc.µ 6.000%, 03/15/19	2,811,600
2,610,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	2,658,938

PRINCIPAL AMOUNT		VALUE

2,801,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	$3,205,394
	Ryland Group, Inc.µ
5,592,000	6.625%, 05/01/20	5,896,065
1,566,000	5.375%, 10/01/22	1,524,893
3,961,000	Service Corp. Internationalµ 7.500%, 04/01/27	4,461,076
3,057,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	3,099,034
3,003,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	2,843,466
3,355,000	Time, Inc.^* 5.750%, 04/15/22	3,250,156
	Toll Brothers Finance Corp.
4,708,000	5.625%, 01/15/24^	5,061,100
1,258,000	4.000%, 12/31/18µ	1,279,229

		110,148,050

	Consumer Staples (2.5%)
1,118,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	972,660
3,822,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	4,063,264
6,128,000	JBS USA, LLC*µ 7.250%, 06/01/21	6,338,650
5,592,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	5,990,430
2,850,000	Post Holdings, Inc.µ 7.375%, 02/15/22	2,908,781
3,355,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	3,562,591

		23,836,376

	Energy (10.4%)
3,479,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	3,155,018
	Berry Petroleum Company, LLC
2,796,000	6.375%, 09/15/22µ	1,985,160
839,000	6.750%, 11/01/20	612,470
1,431,000	Bill Barrett Corp.^ 7.000%, 10/15/22	1,192,202
1,300,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*µ 6.125%, 11/15/22	1,287,000
2,796,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	2,512,905
3,029,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	2,595,474
	Calumet Specialty Products Partners, LPµ
3,076,000	7.625%, 01/15/22	2,795,315
1,864,000	9.625%, 08/01/20	1,847,690
763,000	6.500%, 04/15/21*	660,949

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Carrizo Oil & Gas, Inc.µ
4,567,000	7.500%, 09/15/20	$4,484,223
3,481,000	8.625%, 10/15/18	3,489,703
6,469,000	Cimarex Energy Company^µ 5.875%, 05/01/22	6,756,062
7,177,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	5,683,287
3,262,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	3,388,403
6,991,000	Gulfmark Offshore, Inc.^µ 6.375%, 03/15/22	5,409,286
4,525,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	4,508,031
3,602,000	Halcon Resources Corp.^µ 9.750%, 07/15/20	2,422,345
932,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	910,448
6,058,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	5,777,817
	Linn Energy, LLCµ
1,957,000	6.250%, 11/01/19‡	1,500,774
1,864,000	7.750%, 02/01/21^	1,420,135
1,398,000	8.625%, 04/15/20	1,120,148
932,000	6.500%, 05/15/19^	728,125
	Oasis Petroleum, Inc.µ
4,343,000	6.500%, 11/01/21	3,981,988
1,398,000	6.875%, 01/15/23	1,285,286
2,395,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	1,796,250
2,593,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	2,200,809
1,122,000	Pioneer Energy Services Corp.µ 6.125%, 03/15/22	784,699
1,534,000	Rice Energy, Inc.^ 6.250%, 05/01/22	1,484,145
6,058,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	6,285,175
1,557,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	1,131,744
3,542,000	SM Energy Companyµ 6.500%, 11/15/21	3,497,725
3,776,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	3,540,000
9,321,000	W&T Offshore, Inc.^µ 8.500%, 06/15/19	6,000,394
2,899,000	Western Refining, Inc.µ 6.250%, 04/01/21	2,835,584

		101,066,769

	Financials (2.8%)
2,736,000	AON Corp.µ 8.205%, 01/01/27	3,541,410

PRINCIPAL AMOUNT		VALUE

3,614,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	$3,845,874
1,305,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	1,359,647
2,680,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	2,775,475
2,069,000	iStar Financial, Inc.µ 4.875%, 07/01/18	2,048,310
	Jefferies Finance, LLC*µ
4,521,000	7.375%, 04/01/20	4,193,227
1,379,000	6.875%, 04/15/22	1,244,548
2,414,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	2,098,671
6,058,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	6,427,508

		27,534,670

	Health Care (7.0%)
3,449,000	Alere, Inc.µ 6.500%, 06/15/20	3,515,824
3,989,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	4,253,271
3,323,000	Crimson Merger Sub, Inc.^* 6.625%, 05/15/22	2,897,241
3,449,000	DaVita HealthCare Partners, Inc.^µ 5.125%, 07/15/24	3,541,692
	Endo International, PLC*µ
6,245,000	7.000%, 12/15/20^	6,553,347
1,398,000	7.000%, 07/15/19	1,467,900
	HCA Holdings, Inc.µ
1,981,000	6.250%, 02/15/21	2,146,909
1,864,000	5.875%, 05/01/23	2,027,100
9,041,000	HCA, Inc.^µ 7.750%, 05/15/21	9,679,520
8,393,000	Hologic, Inc.µ 6.250%, 08/01/20	8,760,194
5,592,000	Teleflex, Inc.µ 6.875%, 06/01/19	5,822,670
6,385,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	6,788,053
	Valeant Pharmaceuticals International, Inc.^*µ
6,991,000	7.000%, 10/01/20	7,384,244
2,144,000	7.250%, 07/15/22	2,299,440
1,025,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	1,090,344

		68,227,749

	Industrials (8.9%)
4,893,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	5,220,219

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

6,525,000	Deluxe Corp.µ 6.000%, 11/15/20	$6,786,000
3,001,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	2,882,836
5,805,000	Dycom Investments, Inc.^µ 7.125%, 01/15/21	6,098,878
2,908,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	3,178,807
2,507,000	Garda World Security Corp.^*µ 7.250%, 11/15/21	2,458,427
2,959,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	2,522,548
5,182,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	4,942,332
	Icahn Enterprises, LPµ
4,398,000	5.875%, 02/01/22	4,502,452
2,461,000	6.000%, 08/01/20	2,591,741
578,000	4.875%, 03/15/19	588,838
3,262,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	3,529,076
1,510,000	Meritor, Inc.µ 6.750%, 06/15/21	1,572,288
	Michael Baker International, LLC*µ
3,262,000	8.250%, 10/15/18	3,235,496
1,655,000	8.875%, 04/15/19	1,498,809
3,132,000	Navistar International Corp.^ 8.250%, 11/01/21	3,061,530
1,775,000	Nortek, Inc.µ 8.500%, 04/15/21	1,892,594
7,210,000	Rexel, SA*µ 6.125%, 12/15/19	7,570,500
5,089,000	Terex Corp.µ 6.000%, 05/15/21	5,165,335
2,330,000	Titan International, Inc.µ 6.875%, 10/01/20	2,013,994
2,470,000	TransDigm, Inc.µ 5.500%, 10/15/20	2,426,775
2,274,000	Triumph Group, Inc.µ 4.875%, 04/01/21	2,252,681
2,423,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	2,589,581
	United Rentals North America, Inc.µ
6,058,000	7.625%, 04/15/22	6,678,945
1,585,000	6.125%, 06/15/23	1,654,344

		86,915,026

	Information Technology (6.2%)
3,542,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	3,792,154
	Amkor Technology, Inc.^µ
3,458,000	6.375%, 10/01/22	3,436,388
2,739,000	6.625%, 06/01/21	2,790,356

PRINCIPAL AMOUNT		VALUE

8,855,000	Belden, Inc.*µ 5.500%, 09/01/22	$8,888,206
2,796,000	Cardtronics, Inc.*µ 5.125%, 08/01/22	2,747,070
2,144,000	Equinix, Inc.µ 5.375%, 04/01/23	2,225,740
7,457,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	8,160,754
7,457,000	J2 Global, Inc.µ 8.000%, 08/01/20	8,062,881
3,411,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	3,442,978
1,864,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	1,967,685
4,721,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	4,756,408
3,635,000	ViaSat, Inc.µ 6.875%, 06/15/20	3,794,031
5,592,000	Viasystems, Inc.^*µ 7.875%, 05/01/19	5,924,025

		59,988,676

	Materials (4.2%)
1,490,000	Chemtura Corp.µ 5.750%, 07/15/21	1,468,581
	First Quantum Minerals, Ltd.*
1,741,000	7.000%, 02/15/21µ	1,453,735
1,741,000	6.750%, 02/15/20	1,479,850
8,389,000	FMG Resources^* 8.250%, 11/01/19	7,466,210
6,413,000	Greif, Inc.µ 7.750%, 08/01/19	7,270,739
	INEOS Group Holdings, SA^*
2,610,000	6.125%, 08/15/18	2,513,756
1,305,000	5.875%, 02/15/19	1,240,566
	New Gold, Inc.*µ
5,126,000	7.000%, 04/15/20^	5,119,592
1,389,000	6.250%, 11/15/22	1,373,374
2,470,000	PH Glatfelter Companyµ 5.375%, 10/15/20	2,527,119
969,000	Sealed Air Corp.*µ 5.250%, 04/01/23	1,006,549
5,369,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	5,449,535
2,899,000	United States Steel Corp.^ 6.875%, 04/01/21	2,891,752

		41,261,358

	Telecommunication Services (3.7%)
2,287,000	CenturyLink, Inc.µ 6.750%, 12/01/23	2,570,748
	Frontier Communications Corp.µ
2,996,000	7.625%, 04/15/24	3,173,887

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

308,000	6.875%, 01/15/25	$312,813
	Intelsat, SA
5,909,000	7.750%, 06/01/21^	5,879,455
429,000	8.125%, 06/01/23	435,167
2,470,000	SBA Communications Corp.µ 5.625%, 10/01/19	2,590,413
	Sprint Corp.
12,532,000	7.875%, 09/15/23	12,759,142
1,575,000	7.125%, 06/15/24	1,532,672
1,100,000	7.250%, 09/15/21µ	1,102,750
5,257,000	T-Mobile USA, Inc.^µ 6.625%, 04/01/23	5,463,994

		35,821,041

	Utilities (1.1%)
1,911,000	AES Corp.µ 7.375%, 07/01/21	2,131,960
5,383,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	5,645,421
2,441,000	Calpine Corp.*µ 7.875%, 01/15/23	2,736,971

		10,514,352

	TOTAL CORPORATE BONDS (Cost $570,092,678)	565,314,067

CONVERTIBLE BONDS (53.5%)
	Consumer Discretionary (11.5%)
7,200,000	HomeAway, Inc.^*µ 0.125%, 04/01/19	6,556,104
	Iconix Brand Group, Inc.µ
6,400,000	1.500%, 03/15/18^	7,540,832
2,200,000	2.500%, 06/01/16	2,591,182
	Jarden Corp.µ
9,000,000	1.125%, 03/15/34^*	10,307,610
6,800,000	1.500%, 06/15/19	9,061,374
2,650,000	KB Home^µ 1.375%, 02/01/19	2,434,224
19,150,000	Liberty Interactive, LLC (Time Warner Cable, Inc., Time Warner, Inc.)§ 0.750%, 03/30/43	24,878,627
5,699,000	Liberty Media Corp.^µ 1.375%, 10/15/23	5,546,808
11,800,000	MGM Resorts International^µ 4.250%, 04/15/15	12,989,794
9,852,000	Priceline Group, Inc.^µ 1.000%, 03/15/18	12,302,882
5,600,000	Standard Pacific Corp.^µ 1.250%, 08/01/32	6,170,864
13,675,000	Tesla Motors, Inc.^µ 1.250%, 03/01/21	11,802,345

		112,182,646

PRINCIPAL AMOUNT			VALUE

		Energy (0.8%)
8,770,000		Chesapeake Energy Corp. 2.250%, 12/15/38	$8,079,713

		Financials (4.9%)
		Ares Capital Corp.^µ
8,200,000		4.750%, 01/15/18	8,523,572
4,500,000		5.750%, 02/01/16	4,637,587
1,800,000	EUR	Azimut Holding, S.p.A.µ 2.125%, 11/25/20	2,338,606
4,000,000		IAS Operating Partnership, LP*µ 5.000%, 03/15/18	3,811,180
1,382,000		Jefferies Group, Inc.µ 3.875%, 11/01/29	1,429,099
5,000,000		MGIC Investment Corp.^µ 2.000%, 04/01/20	6,852,000
3,408,000		PRA Group, Inc.µ 3.000%, 08/01/20	3,509,473
5,500,000		Prologis, Inc. 3.250%, 03/15/15	6,358,000
4,800,000		Spirit Realty Capital, Inc.µ 2.875%, 05/15/19	4,908,744
4,600,000		Starwood Property Trust, Inc.µ 4.550%, 03/01/18	5,011,447

			47,379,708

		Health Care (13.4%)
5,795,000		Acorda Therapeutics, Inc.µ 1.750%, 06/15/21	6,762,243
14,400,000		Anthem, Inc.µ 2.750%, 10/15/42	26,344,728
6,375,000		BioMarin Pharmaceutical, Inc.^µ 1.500%, 10/15/20	8,214,251
6,600,000		Cepheid^* 1.250%, 02/01/21	7,231,851
6,500,000		Cubist Pharmaceuticals, Inc. 1.875%, 09/01/20	8,953,750
3,700,000		Depomed, Inc.µ 2.500%, 09/01/21	4,285,729
3,500,000		Emergent Biosolutions, Inc.^µ 2.875%, 01/15/21	4,027,188
680,000		Gilead Sciences, Inc. 1.625%, 05/01/16	3,127,653
3,100,000		Hologic, Inc.‡ 2.000%, 12/15/37	4,296,522
		Illumina, Inc.^*
7,400,000		0.000%, 06/15/19	8,377,503
7,250,000		0.500%, 06/15/21	8,559,459
1,610,000		Incyte Corp. 1.250%, 11/15/20	2,663,681
3,600,000		Insulet Corp.µ 2.000%, 06/15/19	3,530,808

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

3,100,000	Isis Pharmaceuticals, Inc.* 1.000%, 11/15/21	$3,760,006
3,700,000	Jazz Investments I, Ltd.^* 1.875%, 08/15/21	4,294,590
5,250,000	Medicines Company* 2.500%, 01/15/22	5,711,737
3,943,000	Medidata Solutions, Inc.µ 1.000%, 08/01/18	4,228,217
	Molina Healthcare, Inc.µ
4,400,000	1.625%, 08/15/44^	4,800,598
3,520,000	1.625%, 08/15/44*	3,858,800
3,600,000	Salix Pharmaceuticals, Ltd.µ 1.500%, 03/15/19	7,575,048

		130,604,362

	Industrials (0.8%)
2,258,000	Air Lease Corp.µ 3.875%, 12/01/18	3,080,160
4,600,000	Huron Consulting Group, Inc.*µ 1.250%, 10/01/19	5,191,031

		8,271,191

	Information Technology (20.6%)
7,400,000	AOL, Inc.^*µ 0.750%, 09/01/19	7,707,581
3,700,000	Citrix Systems, Inc.^* 0.500%, 04/15/19	3,835,346
5,680,000	Euronet Worldwide, Inc.^*µ 1.500%, 10/01/44	5,428,490
3,000,000	Finisar Corp. 0.500%, 12/15/33	2,868,825
10,800,000	Intel Corp.^ 3.250%, 08/01/39	17,556,372
6,900,000	InvenSense, Inc.^µ 1.750%, 11/01/18	6,446,359
7,300,000	LinkedIn Corp.* 0.500%, 11/01/19	7,705,113
11,000,000	Mentor Graphics Corp.^µ 4.000%, 04/01/31	13,485,835
3,250,000	Micron Technology, Inc. 2.125%, 02/15/33	8,766,452
2,500,000	Novellus Systems, Inc.^µ 2.625%, 05/15/41	5,515,013
6,400,000	NVIDIA Corp. 1.000%, 12/01/18	7,198,432
3,800,000	NXP Semiconductors, NV* 1.000%, 12/01/19	4,073,619
9,000,000	ON Semiconductor Corp.^µ 2.625%, 12/15/26	10,702,620
5,537,000	Palo Alto Networks, Inc.^*µ 0.000%, 07/01/19	7,227,335
9,700,000	Salesforce.com, Inc.^µ 0.250%, 04/01/18	10,856,143

PRINCIPAL AMOUNT		VALUE

19,200,000	SanDisk Corp.^µ 0.500%, 10/15/20	$20,478,816
13,000,000	ServiceNow, Inc.^µ 0.000%, 11/01/18	15,478,190
	SunEdison, Inc.*µ
9,425,000	0.250%, 01/15/20^	8,805,259
1,750,000	2.000%, 10/01/18	2,491,195
5,725,000	SunPower Corp. 0.750%, 06/01/18	6,749,031
3,525,000	Synchronoss Technologies, Inc.µ 0.750%, 08/15/19	3,789,992
2,900,000	Take-Two Interactive Software, Inc.µ 1.000%, 07/01/18	4,275,108
	Twitter, Inc.*µ
3,450,000	1.000%, 09/15/21^	3,095,357
3,450,000	0.250%, 09/15/19	3,120,094
4,000,000	Verint Systems, Inc.^µ 1.500%, 06/01/21	4,260,860
7,400,000	Yahoo!, Inc. 0.000%, 12/01/18	8,004,950

		199,922,387

	Materials (1.5%)
7,700,000	Cemex, SAB de CVµ 3.250%, 03/15/16	8,350,496
	RTI International Metals, Inc.µ
3,200,000	1.625%, 10/15/19	2,958,880
2,900,000	3.000%, 12/01/15^	2,942,848

		14,252,224

	TOTAL CONVERTIBLE BONDS (Cost $495,703,950)	520,692,231

U.S. GOVERNMENT AND AGENCY SECURITIES (0.1%)
	United States Treasury Note
513,000	0.250%, 12/15/15~	513,381
47,000	0.375%, 06/30/15^	47,060

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $559,873)	560,441

SYNTHETIC CONVERTIBLE SECURITIES (5.0%) ¤
Corporate Bonds (4.2%)
	Consumer Discretionary (0.8%)
122,000	Altice, SA^* 7.750%, 05/15/22	126,194
27,000	Brunswick Corp.*µ 4.625%, 05/15/21	26,848
241,000	Century Communities, Inc.*µ 6.875%, 05/15/22	235,276
163,000	Chrysler Group, LLCµ 8.000%, 06/15/19	172,169

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

85,000	Cogeco Cable, Inc.*µ 4.875%, 05/01/20	$85,744
464,000	Cooper Tire & Rubber Company^µ 8.000%, 12/15/19	519,680
411,000	Dana Holding Corp.^µ 6.750%, 02/15/21	438,999
442,000	DISH DBS Corp.µ 7.875%, 09/01/19	501,946
333,000	Dufry Finance, SCA*µ 5.500%, 10/15/20	345,279
122,000	GameStop Corp.^* 5.500%, 10/01/19	124,364
235,000	Golden Nugget Escrow, Inc.^*µ 8.500%, 12/01/21	234,706
71,000	Goodyear Tire & Rubber Company^µ 8.250%, 08/15/20	75,881
374,000	Hasbro, Inc.^µ 6.600%, 07/15/28	449,707
360,000	Jaguar Land Rover Automotive, PLC*µ 8.125%, 05/15/21	397,125
	L Brands, Inc.µ
204,000	7.600%, 07/15/37	229,882
82,000	5.625%, 02/15/22	89,073
59,000	6.950%, 03/01/33	63,794
112,000	Liberty Interactive, LLCµ 8.250%, 02/01/30	124,250
	Meritage Homes Corp.µ
278,000	7.150%, 04/15/20	296,939
148,000	7.000%, 04/01/22	156,048
143,000	NCL Corp., Ltd. - Class Cµ 5.000%, 02/15/18	144,698
	Neiman Marcus Group Ltd., LLC^*
51,000	8.750%, 10/15/21	53,518
40,000	8.000%, 10/15/21	41,525
221,000	Netflix, Inc.µ 5.375%, 02/01/21	229,011
231,000	Numericable Group, SA*µ 6.000%, 05/15/22	236,486
210,000	Outerwall, Inc.µ 6.000%, 03/15/19	205,012
190,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	193,563
204,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	233,452
	Ryland Group, Inc.µ
408,000	6.625%, 05/01/20	430,185
114,000	5.375%, 10/01/22	111,008
289,000	Service Corp. Internationalµ 7.500%, 04/01/27	325,486
223,000	Six Flags Entertainment Corp.*µ 5.250%, 01/15/21	226,066

PRINCIPAL AMOUNT		VALUE

219,000	Taylor Morrison Communities, Inc.*µ 5.250%, 04/15/21	$207,366
245,000	Time, Inc.^* 5.750%, 04/15/22	237,344
	Toll Brothers Finance Corp.
343,000	5.625%, 01/15/24^	368,725
92,000	4.000%, 12/31/18µ	93,553

		8,030,902

	Consumer Staples (0.2%)
82,000	Alphabet Holding Company, Inc. 7.750%, 11/01/17	71,340
278,000	Fidelity & Guaranty Life Holdings, Inc.*µ 6.375%, 04/01/21	295,549
447,000	JBS USA, LLC*µ 7.250%, 06/01/21	462,366
408,000	Land O’Lakes, Inc.*µ 6.000%, 11/15/22	437,070
208,000	Post Holdings, Inc.µ 7.375%, 02/15/22	212,290
245,000	Smithfield Foods, Inc.µ 6.625%, 08/15/22	260,159

		1,738,774

	Energy (0.8%)
253,000	Atwood Oceanics, Inc.µ 6.500%, 02/01/20	229,439
	Berry Petroleum Company, LLC
204,000	6.375%, 09/15/22µ	144,840
61,000	6.750%, 11/01/20	44,530
104,000	Bill Barrett Corp.^ 7.000%, 10/15/22	86,645
95,000	Blue Racer Midstream, LLC / Blue Racer Finance Corp.*µ 6.125%, 11/15/22	94,050
204,000	Bonanza Creek Energy, Inc.µ 6.750%, 04/15/21	183,345
221,000	Calfrac Holdings, LP*µ 7.500%, 12/01/20	189,369
	Calumet Specialty Products Partners, LPµ
224,000	7.625%, 01/15/22	203,560
136,000	9.625%, 08/01/20	134,810
56,000	6.500%, 04/15/21*	48,510
	Carrizo Oil & Gas, Inc.µ
333,000	7.500%, 09/15/20	326,964
254,000	8.625%, 10/15/18	254,635
471,000	Cimarex Energy Company^µ 5.875%, 05/01/22	491,901
523,000	Drill Rigs Holdings, Inc.*µ 6.500%, 10/01/17	414,151
238,000	Energy Transfer Equity, LPµ 5.875%, 01/15/24	247,223

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

509,000	Gulfmark Offshore, Inc.^µ 6.375%, 03/15/22	$393,839
330,000	Gulfport Energy Corp.µ 7.750%, 11/01/20	328,762
263,000	Halcon Resources Corp.^µ 9.750%, 07/15/20	176,868
68,000	Holly Energy Partners, LPµ 6.500%, 03/01/20	66,428
442,000	Laredo Petroleum, Inc.µ 7.375%, 05/01/22	421,557
	Linn Energy, LLCµ
143,000	6.250%, 11/01/19‡	109,663
136,000	7.750%, 02/01/21^	103,615
102,000	8.625%, 04/15/20	81,728
68,000	6.500%, 05/15/19^	53,125
	Oasis Petroleum, Inc.µ
317,000	6.500%, 11/01/21	290,649
102,000	6.875%, 01/15/23	93,776
175,000	Pacific Drilling, SA*µ 5.375%, 06/01/20	131,250
189,000	Petroleum Geo-Services, ASA*µ 7.375%, 12/15/18	160,414
82,000	Pioneer Energy Services Corp.µ 6.125%, 03/15/22	57,349
112,000	Rice Energy, Inc.^ 6.250%, 05/01/22	108,360
442,000	SEACOR Holdings, Inc.µ 7.375%, 10/01/19	458,575
113,000	Seventy Seven Operating, LLCµ 6.625%, 11/15/19	82,137
258,000	SM Energy Companyµ 6.500%, 11/15/21	254,775
275,000	Trinidad Drilling, Ltd.*µ 7.875%, 01/15/19	257,813
679,000	W&T Offshore, Inc.^µ 8.500%, 06/15/19	437,106
211,000	Western Refining, Inc.µ 6.250%, 04/01/21	206,384

		7,368,145

	Financials (0.2%)
199,000	AON Corp.µ 8.205%, 01/01/27	257,581
263,000	Black Knight InfoServ, LLCµ 5.750%, 04/15/23	279,874
95,000	DuPont Fabros Technology, LPµ 5.875%, 09/15/21	98,978
195,000	First Cash Financial Services, Inc.µ 6.750%, 04/01/21	201,947
151,000	iStar Financial, Inc.µ 4.875%, 07/01/18	149,490
	Jefferies Finance, LLC*µ
329,000	7.375%, 04/01/20	305,147
101,000	6.875%, 04/15/22	91,153

PRINCIPAL AMOUNT		VALUE

176,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.µ 6.500%, 07/01/21	$153,010
442,000	Neuberger Berman Group, LLC*µ 5.875%, 03/15/22	468,960

		2,006,140

	Health Care (0.5%)
251,000	Alere, Inc.µ 6.500%, 06/15/20	255,863
291,000	Community Health Systems, Inc.µ 7.125%, 07/15/20	310,279
242,000	Crimson Merger Sub, Inc.^* 6.625%, 05/15/22	210,994
251,000	DaVita HealthCare Partners, Inc.^µ 5.125%, 07/15/24	257,746
	Endo International, PLC*µ
455,000	7.000%, 12/15/20^	477,465
102,000	7.000%, 07/15/19	107,100
	HCA Holdings, Inc.µ
144,000	6.250%, 02/15/21	156,060
136,000	5.875%, 05/01/23	147,900
659,000	HCA, Inc.^µ 7.750%, 05/15/21	705,542
612,000	Hologic, Inc.µ 6.250%, 08/01/20	638,775
408,000	Teleflex, Inc.µ 6.875%, 06/01/19	424,830
465,000	Tenet Healthcare Corp.µ 6.750%, 02/01/20	494,353
	Valeant Pharmaceuticals International, Inc.^*µ
509,000	7.000%, 10/01/20	537,631
156,000	7.250%, 07/15/22	167,310
75,000	VPII Escrow Corp.*µ 6.750%, 08/15/18	79,781

		4,971,629

	Industrials (0.6%)
357,000	ACCO Brands Corp.^µ 6.750%, 04/30/20	380,874
475,000	Deluxe Corp.µ 6.000%, 11/15/20	494,000
219,000	DigitalGlobe, Inc.*µ 5.250%, 02/01/21	210,377
423,000	Dycom Investments, Inc.^µ 7.125%, 01/15/21	444,414
212,000	Edgen Murray Corp.*µ 8.750%, 11/01/20	231,743
183,000	Garda World Security Corp.^*µ 7.250%, 11/15/21	179,454

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

216,000	GrafTech International, Ltd.^ 6.375%, 11/15/20	$184,140
378,000	H&E Equipment Services, Inc.µ 7.000%, 09/01/22	360,517
	Icahn Enterprises, LPµ
320,000	5.875%, 02/01/22	327,600
179,000	6.000%, 08/01/20	188,509
42,000	4.875%, 03/15/19	42,788
238,000	Manitowoc Company, Inc.µ 8.500%, 11/01/20	257,486
110,000	Meritor, Inc.µ 6.750%, 06/15/21	114,538
	Michael Baker International, LLC*µ
238,000	8.250%, 10/15/18	236,066
121,000	8.875%, 04/15/19	109,581
228,000	Navistar International Corp.^ 8.250%, 11/01/21	222,870
129,000	Nortek, Inc.µ 8.500%, 04/15/21	137,546
525,000	Rexel, SA*µ 6.125%, 12/15/19	551,250
371,000	Terex Corp.µ 6.000%, 05/15/21	376,565
170,000	Titan International, Inc.µ 6.875%, 10/01/20	146,944
180,000	TransDigm, Inc.µ 5.500%, 10/15/20	176,850
166,000	Triumph Group, Inc.µ 4.875%, 04/01/21	164,444
177,000	United Continental Holdings, Inc.µ 6.375%, 06/01/18	189,169
	United Rentals North America, Inc.µ
442,000	7.625%, 04/15/22	487,305
115,000	6.125%, 06/15/23	120,031

		6,335,061

	Information Technology (0.4%)
258,000	Activision Blizzard, Inc.*µ 5.625%, 09/15/21	276,221
	Amkor Technology, Inc.^µ
252,000	6.375%, 10/01/22	250,425
200,000	6.625%, 06/01/21	203,750
645,000	Belden, Inc.*µ 5.500%, 09/01/22	647,419
204,000	Cardtronics, Inc.*µ 5.125%, 08/01/22	200,430
156,000	Equinix, Inc.µ 5.375%, 04/01/23	161,947
543,000	Hughes Satellite Systems Corp.µ 7.625%, 06/15/21	594,246
543,000	J2 Global, Inc.µ 8.000%, 08/01/20	587,119

PRINCIPAL AMOUNT		VALUE

249,000	Nuance Communications, Inc.*µ 5.375%, 08/15/20	$251,334
136,000	NXP Semiconductors, NV*µ 5.750%, 02/15/21	143,565
344,000	Sungard Data Systems, Inc.µ 6.625%, 11/01/19	346,580
265,000	ViaSat, Inc.µ 6.875%, 06/15/20	276,594
408,000	Viasystems, Inc.^*µ 7.875%, 05/01/19	432,225

		4,371,855

	Materials (0.3%)
109,000	Chemtura Corp.µ 5.750%, 07/15/21	107,433
	First Quantum Minerals, Ltd.*
127,000	7.000%, 02/15/21µ	106,045
127,000	6.750%, 02/15/20	107,950
611,000	FMG Resources^* 8.250%, 11/01/19	543,790
467,000	Greif, Inc.µ 7.750%, 08/01/19	529,461
	INEOS Group Holdings, SA^*
190,000	6.125%, 08/15/18	182,994
95,000	5.875%, 02/15/19	90,309
	New Gold, Inc.*µ
374,000	7.000%, 04/15/20^	373,532
101,000	6.250%, 11/15/22	99,864
180,000	PH Glatfelter Companyµ 5.375%, 10/15/20	184,163
71,000	Sealed Air Corp.*µ 5.250%, 04/01/23	73,751
391,000	Trinseo Materials Operating, SCA^ 8.750%, 02/01/19	396,865
211,000	United States Steel Corp.^ 6.875%, 04/01/21	210,473

		3,006,630

	Telecommunication Services (0.3%)
167,000	CenturyLink, Inc.µ 6.750%, 12/01/23	187,720
	Frontier Communications Corp.µ
218,000	7.625%, 04/15/24	230,944
22,000	6.875%, 01/15/25	22,344
	Intelsat, SA
431,000	7.750%, 06/01/21^	428,845
31,000	8.125%, 06/01/23	31,446
180,000	SBA Communications Corp.µ 5.625%, 10/01/19	188,775
	Sprint Corp.
913,000	7.875%, 09/15/23	929,548
115,000	7.125%, 06/15/24	111,909
80,000	7.250%, 09/15/21µ	80,200

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

383,000	T-Mobile USA, Inc.^µ 6.625%, 04/01/23	$398,080

		2,609,811

	Utilities (0.1%)
139,000	AES Corp.µ 7.375%, 07/01/21	155,072
392,000	AmeriGas Finance Corp.^µ 7.000%, 05/20/22	411,110
178,000	Calpine Corp.*µ 7.875%, 01/15/23	199,582

		765,764

	TOTAL CORPORATE BONDS	41,204,711

U.S. Government and Agency Securities (0.0%)
	United States Treasury Note
37,000	0.250%, 12/15/15~	37,027
3,000	0.375%, 06/30/15^	3,004

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	40,031

NUMBER OF CONTRACTS		VALUE
Purchased Options (0.8%) #
	Consumer Discretionary (0.1%)
4,025	Lennar Corp. Call, 05/15/15, Strike $47.00	835,188

	Health Care (0.3%)
1,650	Gilead Sciences, Inc. Call, 05/15/15, Strike $97.50	1,963,500
4,500	Mylan, Inc. Call, 04/17/15, Strike $55.00	1,071,000

		3,034,500

	Information Technology (0.4%)
4,485	Micron Technology, Inc. Call, 01/15/16, Strike $25.00	3,016,162
1,030	Twitter, Inc. Call, 06/19/15, Strike $40.00	391,400

		3,407,562

	TOTAL PURCHASED OPTIONS	7,277,250

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $48,485,601)	48,521,992

NUMBER OF SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (15.5%)
	Consumer Staples (1.8%)
62,000	Bunge, Ltd.µ 4.875%	6,835,500

NUMBER OF SHARES		VALUE

34,250	Post Holdings, Inc. 5.250%	$3,323,791
150,000	Tyson Foods, Inc. 4.750%	7,255,500

		17,414,791

	Energy (2.2%)
20,816	Chesapeake Energy Corp.^*µ 5.750%	21,156,607

	Financials (4.6%)
310,000	Affiliated Managers Group, Inc.^µ 5.150%	19,006,875
71,400	American Tower Corp. 5.250%	7,836,150
105,000	Crown Castle International Corp. 4.500%	11,426,100
116,667	Weyerhaeuser Company 6.375%	6,734,019

		45,003,144

	Industrials (3.7%)
65,800	Genesee & Wyoming, Inc. 5.000%	7,114,954
	Stanley Black & Decker, Inc.^
102,760	4.750%µ	13,718,460
18,250	6.250%	2,100,028
220,000	United Technologies Corp.^µ 7.500%	13,186,800

		36,120,242

	Telecommunication Services (0.8%)
181,000	Intelsat, SA 5.750%	7,929,610

	Utilities (2.4%)
66,876	Dominion Resources, Inc. 6.375%	3,458,827
145,000	Exelon Corp.^ 6.500%	7,592,200
175,000	NextEra Energy, Inc. 5.599%	12,522,125

		23,573,152

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $139,263,907)	151,197,546

COMMON STOCKS (1.8%)
	Financials (1.8%)
17,300	American International Group, Inc.µ	845,451
299,522	MetLife, Inc.	13,927,773

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2015 (UNAUDITED)

NUMBER OF SHARES		VALUE
215,000	Och-Ziff Capital Management Group, LLC - Class Aµ	$2,384,350

	TOTAL COMMON STOCKS (Cost $19,023,835)	17,157,574

SHORT TERM INVESTMENT (5.7%)
55,063,174	Fidelity Prime Money Market Fund - Institutional Class (Cost $55,063,174)	55,063,174

TOTAL INVESTMENTS (139.7%) (Cost $1,328,193,018)		1,358,507,025

LIABILITIES, LESS OTHER ASSETS (-39.7%)		(385,999,638)

NET ASSETS (100.0%)		$972,507,387

NUMBER OF CONTRACTS		VALUE
WRITTEN OPTIONS (0.0%) #
	Information Technology (0.0%)
1,030	Twitter, Inc. Call, 06/19/15, Strike $50.00 (Premium $271,694)	(127,720)

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $800,487,397. $188,380,372 of the collateral has been re-registered by one of the counterparties, BNP (see Note 3 - Borrowings).
‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2015.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral for swaps. The aggregate value of such securities is $550,408.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible and High Income Fund

INTEREST RATE SWAPS

COUNTERPARTY	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	NOTIONAL AMOUNT	UNREALIZED APPRECIATION/ (DEPRECIATION)
BNP Paribas, SA	1.160% quarterly	3 month LIBOR	04/19/17	$68,000,000	$(643,017)

					$(643,017)

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2015.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 — Investments

The following information is presented on a federal income tax basis as of January 31, 2015. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2015 was as follows:

Cost basis of investments	$1,347,756,853

Gross unrealized appreciation	80,345,145
Gross unrealized depreciation	(69,594,973)

Net unrealized appreciation (depreciation)	$10,750,172

Note 3 — Borrowings

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “BNP Agreement”) with BNP Paribas Prime Brokerage International Ltd. (“BNP”) that allows the Fund to borrow up to $240.0 million and a lending agreement, (“Lending Agreement”) as defined below. In addition, the financing package also includes a Credit Agreement (the “SSB Agreement”, together with the BNP Agreement, “Agreements”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $240.0 million, and a related securities lending authorization agreement (“Authorized Agreement”). Borrowings under the BNP Agreement and the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). BNP and SSB share an equal claim on the pledged collateral, subject to any adjustment that may be agreed upon between the lenders. Interest on the BNP Agreement is charged at the three month LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. Interest on the SSB Agreement is charged on the drawn amount at the rate of Overnight LIBOR plus .80% and .10% on the undrawn balance (if the undrawn amount is more than 75% of the borrowing limit, the commitment fee is .20%). For the period ended January 31, 2015, the average borrowings under the Agreements were $400.0 million. For the period ended January 31, 2015, the average interest rate was 0.71%. As of January 31, 2015, the amount of total outstanding borrowings was $400.0 million ($200.0 million under the BNP Agreement and $200.0 million under the SSB Agreement), which approximates fair value. The interest rate applicable to the borrowings on January 31, 2015 was 0.79%.

The Lending Agreement with BNP is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the BNP Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the BNP Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement with BNP, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

Under the terms of the Authorized Agreement with SSB, all securities lent through SSB must be secured continuously by collateral received in cash, cash equivalents, or U.S. Treasury bills and maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral held by SSB on behalf of the Fund may be credited against the amounts borrowed under the SSB Agreement. Any amounts credited against the SSB Agreement would count against the Fund’s leverage limitations under the 1940 Act, unless otherwise covered in accordance with SEC Release IC-10666. Under the terms of the Authorized Agreement with SSB, SSB will return the value of the collateral to the borrower upon the return of the lent securities, which will eliminate the credit against the SSB Agreement and will cause the amount drawn under the SSB Agreement to increase in an amount equal to the returned collateral. Under the terms of the Authorized Agreement with SSB, the Fund will make a variable “net income” payment related to any collateral credited against the SSB Agreement which will be paid to the securities borrower, less any payments due to the Fund or SSB under the terms of the Authorized Agreement. As of January 31, 2015, the Fund used approximately $106.7 million of its cash collateral to offset the SSB Agreement, representing 7.8% of managed assets, and was required to pay a “net income” payment equal to an annualized interest rate of 0.46%, which can fluctuate depending on interest rates.

Note 4 — Interest Rate Swaps

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 — Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Note 5 — Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$565,314,067	$—	$565,314,067
Convertible Bonds	—	520,692,231	—	520,692,231
U.S. Government and Agency Securities	—	560,441	—	560,441
Synthetic Convertible Securities (Corporate Bonds)	—	41,204,711	—	41,204,711
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	40,031	—	40,031
Synthetic Convertible Securities (Purchased Options)	7,277,250	—	—	7,277,250
Convertible Preferred Stocks	88,352,648	62,844,898	—	151,197,546
Common Stocks U.S.	17,157,574	—	—	17,157,574
Short Term Investment	55,063,174	—	—	55,063,174

Total	$167,850,646	$1,190,656,379	$—	$1,358,507,025

Liabilities:
Written Options	$127,720	$—	$—	$127,720
Interest Rate Swaps	—	643,017	—	643,017

Total	$127,720	$643,017	$—	$770,737

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Convertible & High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2015

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2015